Capitalized Software Development Costs, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Amortization of capitalized software development costs	$ (5,668)	$ (4,859)	$ 4,824